Promissory note - related party	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Promissory note - related party
9.	Promissory note - related party
On February 28, 2022, an affiliate of DPCM entered into an unsecured promissory note of up to $1,000,000 with the Sponsor (the “Affiliate Note”). The purpose of the Affiliate Note was to provide DPCM with additional working capital. All amounts drawn on the Affiliate Note were provided directly to DPCM. The Affiliate Note is not convertible and bears no interest. The principal balance of the Affiliate Note was originally due and payable upon the earlier of the date on which DPCM consummates its initial business combination, or the date that the winding up of DPCM is effective. As of September 30, 2022, a total of $200,000 has been drawn on the Affiliate Note.
In connection with the Business Combination, the Affiliate Note was assumed by the Company and was amended and restated effective September 30, 2022. The amended and restated note has identical terms as the Affiliate Note except that the Company must pay the principal balance in three equal installments on December 31, 2022, March 31, 2023, and June 30, 2023.
On April 13, 2022, DPCM entered into an unsecured promissory note of up to $1,000,000 with the Sponsor (the “DPCM Note”). The purpose of the DPCM Note was to provide DPCM with additional working capital. All amounts drawn on the DPCM Note were provided directly to DPCM. The DPCM Note is not convertible and bears no interest. The principal balance of the DPCM Note was originally due and payable upon the earlier of the date on which DPCM consummates its initial business combination, or the date that the winding up of DPCM is effective. As of September 30, 2022, a total of $220,000 has been drawn on the DPCM Note.
In connection with the Business Combination, the DPCM Note was assumed by the Company and was amended and restated effective September 30, 2022. The amended and restated note has identical terms as the Affiliate Note except that the Company must pay the principal balance in three equal installments on December 31, 2022, March 31, 2023, and June 30, 2023.
The executions of the amended and restated Affiliate Note and the amended and restated DPCM Note are related party transactions as these notes are payable to affiliates of the Company.

DWave System [Member]
Promissory note - related party
13.	Related party transactions
In 2019, the Company entered into an agreement with a third-party consulting firm who also held options for common stock in the Company. Such agreement was not outstanding as of December 31, 2020. During the year ended December 31, 2020, the Company paid the third-party consulting firm $380,000 for advisory services, and the agreement expired on December 31, 2020. During the year ended December 31, 2021, the Company did not pay the third-party consulting firm for advisory services. As of December 31, 2021 and 2020, there were no open balances to the third-party consulting firm.
In March 2022, the Company entered into a Venture Loan Agreement with PSPIB, in an aggregate principal amount of $25.0 million. PSPIB is an affiliate of Public Sector Pension Investment Board which holds 46.8%, on a fully diluted basis, of
D-Wave
common shares as of December 31, 2021. For details refer to Note 17 –
Subsequent events.